FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.0%
	COMMUNICATIONS — 9.9%
4,222	Alphabet, Inc. - Class A1	$652,890
3,439	Alphabet, Inc. - Class C1	537,275
6,548	AT&T, Inc.[1]	185,178
46	Booking Holdings, Inc.	211,918
2,758	Comcast Corp. - Class A1	101,770
1,575	Meta Platforms, Inc. - Class A	907,767
309	Netflix, Inc.*,1	288,152
2,445	Uber Technologies, Inc.*,1	178,143
3,842	Verizon Communications, Inc.[1]	174,273
1,309	Walt Disney Co.[1]	129,198
		3,366,564
	CONSUMER DISCRETIONARY — 9.0%
7,164	Amazon.com, Inc.*,1	1,363,023
760	Home Depot, Inc.[1]	278,532
434	Lowe's Cos., Inc.[1]	101,222
1,005	McDonald's Corp.[1]	313,932
3,285	NIKE, Inc. - Class B1	208,532
1,590	Starbucks Corp.[1]	155,963
2,108	Tesla, Inc.*,1	546,309
863	TJX Cos., Inc.[1]	105,113
		3,072,626
	CONSUMER STAPLES — 5.9%
1,681	Altria Group, Inc.[1]	100,894
3,845	Coca-Cola Co.[1]	275,379
738	Colgate-Palmolive Co.[1]	69,151
343	Costco Wholesale Corp.[1]	324,403
1,326	Mondelez International, Inc. - Class A1	89,969
1,361	PepsiCo, Inc.[1]	204,068
1,542	Philip Morris International, Inc.[1]	244,762
2,127	Procter & Gamble Co.[1]	362,483
357	Target Corp.[1]	37,256
3,365	Walmart, Inc.[1]	295,413
		2,003,778
	ENERGY — 3.5%
2,136	Chevron Corp.[1]	357,331
1,653	ConocoPhillips[1]	173,598
5,617	Exxon Mobil Corp.[1]	668,030
		1,198,959
	FINANCIALS — 13.9%
556	American Express Co.[1]	149,592

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
5,502	Bank of America Corp.[1]	$229,599
1,833	Berkshire Hathaway, Inc. - Class B*,1	976,219
146	BlackRock, Inc.[1]	138,186
1,495	Charles Schwab Corp.[1]	117,029
1,763	Chubb Ltd.[1,2]	532,408
1,559	Citigroup, Inc.[1]	110,673
314	Goldman Sachs Group, Inc.[1]	171,535
2,321	JPMorgan Chase & Co.[1]	569,341
820	Mastercard, Inc. - Class A1	449,458
2,735	MetLife, Inc.[1]	219,593
1,240	Morgan Stanley[1]	144,671
1,002	PayPal Holdings, Inc.*,1	65,381
1,286	U.S. Bancorp[1]	54,295
1,728	Visa, Inc. - Class A1	605,595
2,744	Wells Fargo & Co.[1]	196,992
		4,730,567
	HEALTH CARE — 10.9%
2,319	Abbott Laboratories[1]	307,615
1,484	AbbVie, Inc.[1]	310,928
451	Amgen, Inc.[1]	140,509
1,703	Bristol-Myers Squibb Co.[1]	103,866
1,682	CVS Health Corp.[1]	113,955
540	Danaher Corp.[1]	110,700
310	Elevance Health, Inc.[1]	134,838
661	Eli Lilly & Co.[1]	545,926
1,046	Gilead Sciences, Inc.[1]	117,204
476	Intuitive Surgical, Inc.*,1	235,749
2,021	Johnson & Johnson[1]	335,163
1,714	Medtronic PLC[1,2]	154,020
2,124	Merck & Co., Inc.[1]	190,650
4,758	Pfizer, Inc.[1]	120,568
321	Thermo Fisher Scientific, Inc.[1]	159,730
1,230	UnitedHealth Group, Inc.[1]	644,212
		3,725,633
	INDUSTRIALS — 8.0%
827	3M Co.[1]	121,453
1,135	Boeing Co.*,1	193,574
733	Caterpillar, Inc.[1]	241,743
386	Deere & Co.	181,169
600	Eaton Corp. PLC[2]	163,098
866	Emerson Electric Co.[1]	94,948

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
261	FedEx Corp.[1]	$63,627
1,644	General Electric Co. DBA GE Aerospace[1]	329,047
987	Honeywell International, Inc.[1]	208,997
320	Lockheed Martin Corp.[1]	142,947
2,021	RTX Corp.[1]	267,702
704	Union Pacific Corp.[1]	166,313
849	United Parcel Service, Inc. - Class B1	93,382
1,974	Waste Management, Inc.[1]	457,001
		2,725,001
	MATERIALS — 2.2%
1,574	Linde PLC[1,2]	732,917

	REAL ESTATE — 2.0%
3,194	American Tower Corp., REIT[1]	695,014

	TECHNOLOGY — 29.2%
643	Accenture PLC[2]	200,642
453	Adobe, Inc.*,1	173,739
1,541	Advanced Micro Devices, Inc.*,1	158,322
10,331	Apple, Inc.[1]	2,294,825
783	Applied Materials, Inc.[1]	113,629
4,434	Broadcom, Inc.[1]	742,385
11,127	Cisco Systems, Inc.[1]	686,647
4,095	Intel Corp.[1]	92,997
951	International Business Machines Corp.[1]	236,476
288	Intuit, Inc.[1]	176,829
5,082	Microsoft Corp.[1]	1,907,732
16,766	NVIDIA Corp.	1,817,099
1,653	Oracle Corp.[1]	231,106
2,109	Palantir Technologies, Inc. - Class A*,1	178,000
1,055	QUALCOMM, Inc.[1]	162,058
317	S&P Global, Inc.[1]	161,068
983	Salesforce, Inc.[1]	263,798
212	ServiceNow, Inc.*,1	168,782
866	Texas Instruments, Inc.[1]	155,620
		9,921,754
	UTILITIES — 2.5%
1,905	Duke Energy Corp.[1]	232,353
5,072	NextEra Energy, Inc.[1]	359,554
2,702	Southern Co.[1]	248,449
		840,356

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Value
COMMON STOCKS (Continued)
TOTAL COMMON STOCKS
(Cost $36,302,281)	$33,013,169

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 19.1%
	CALL OPTIONS — 4.1%
	S&P 500 Index
31	Exercise Price: $6,500.01, Notional Amount: $20,150,031, Expiration Date: January 28, 2028*	1,400,425
	TOTAL CALL OPTIONS
	(Cost $2,639,084)	1,400,425

	PUT OPTIONS — 15.0%
	iShares Core S&P 500 Index ETF
2	Exercise Price: $610.12, Notional Amount: $122,024, Expiration Date: January 28, 2028*	12,675
	S&P 500 Index
31	Exercise Price: $5,500.01, Notional Amount: $17,050,031, Expiration Date: January 28, 2028*	1,326,349
59	Exercise Price: $6,101.24, Notional Amount: $35,997,316, Expiration Date: January 28, 2028*	3,757,774
	TOTAL PUT OPTIONS
	(Cost $3,659,477)	5,096,798
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $6,298,561)	6,497,223

Number of Shares
	SHORT-TERM INVESTMENTS — 1.1%
384,827	UMB Bank, Money Market Special II Deposit Investment, 4.19%[3]	384,827
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $384,827)	384,827
	TOTAL INVESTMENTS — 117.2%
	(Cost $42,985,669)	39,895,219
	Liabilities in Excess of Other Assets — (17.2)%	(5,864,807)
	TOTAL NET ASSETS — 100.0%	$34,030,412

Number of Contracts
WRITTEN OPTIONS CONTRACTS — (16.5)%
CALL OPTIONS — (9.2)%
3M Co.

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(2)	Exercise Price: $145.00, Notional Amount: $(29,000), Expiration Date: April 4, 2025*	$(633)
	Abbott Laboratories
(5)	Exercise Price: $131.00, Notional Amount: $(65,500), Expiration Date: April 4, 2025*	(1,332)
	AbbVie, Inc.
(3)	Exercise Price: $205.00, Notional Amount: $(61,500), Expiration Date: April 4, 2025*	(1,762)
	Accenture PLC
(1)	Exercise Price: $305.00, Notional Amount: $(30,500), Expiration Date: April 4, 2025*	(915)
	Adobe, Inc.
(1)	Exercise Price: $387.50, Notional Amount: $(38,750), Expiration Date: April 4, 2025*	(378)
	Advanced Micro Devices, Inc.
(3)	Exercise Price: $103.00, Notional Amount: $(30,900), Expiration Date: April 4, 2025*	(674)
	Alphabet, Inc. - Class A
(8)	Exercise Price: $155.00, Notional Amount: $(124,000), Expiration Date: April 4, 2025*	(2,020)
	Alphabet, Inc. - Class C
(7)	Exercise Price: $157.50, Notional Amount: $(110,250), Expiration Date: April 4, 2025*	(1,470)
	Altria Group, Inc.
(3)	Exercise Price: $58.00, Notional Amount: $(17,400), Expiration Date: April 4, 2025*	(648)
	Amazon.com, Inc.
(14)	Exercise Price: $192.50, Notional Amount: $(269,500), Expiration Date: April 4, 2025*	(3,458)
	American Express Co.
(1)	Exercise Price: $265.00, Notional Amount: $(26,500), Expiration Date: April 4, 2025*	(660)
	Amgen, Inc.
(1)	Exercise Price: $307.50, Notional Amount: $(30,750), Expiration Date: April 4, 2025*	(690)
	Apple, Inc.
(20)	Exercise Price: $217.50, Notional Amount: $(435,000), Expiration Date: April 4, 2025*	(12,800)
	Applied Materials, Inc.
(2)	Exercise Price: $146.00, Notional Amount: $(29,200), Expiration Date: April 4, 2025*	(553)
	AT&T, Inc.
(13)	Exercise Price: $28.00, Notional Amount: $(36,400), Expiration Date: April 4, 2025*	(657)

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Bank of America Corp.
(11)	Exercise Price: $41.00, Notional Amount: $(45,100), Expiration Date: April 4, 2025*	$(1,259)
	Berkshire Hathaway, Inc. - Class B
(4)	Exercise Price: $525.00, Notional Amount: $(210,000), Expiration Date: April 4, 2025*	(4,010)
	Boeing Co.
(2)	Exercise Price: $175.00, Notional Amount: $(35,000), Expiration Date: April 4, 2025*	(336)
	Bristol-Myers Squibb Co.
(3)	Exercise Price: $59.00, Notional Amount: $(17,700), Expiration Date: April 4, 2025*	(660)
	Broadcom, Inc.
(9)	Exercise Price: $167.50, Notional Amount: $(150,750), Expiration Date: April 4, 2025*	(3,825)
	Caterpillar, Inc.
(1)	Exercise Price: $330.00, Notional Amount: $(33,000), Expiration Date: April 4, 2025*	(540)
	Charles Schwab Corp.
(3)	Exercise Price: $78.00, Notional Amount: $(23,400), Expiration Date: April 4, 2025*	(408)
	Chevron Corp.
(4)	Exercise Price: $165.00, Notional Amount: $(66,000), Expiration Date: April 4, 2025*	(1,260)
	Cisco Systems, Inc.
(22)	Exercise Price: $61.00, Notional Amount: $(134,200), Expiration Date: April 4, 2025*	(2,189)
	Citigroup, Inc.
(3)	Exercise Price: $70.00, Notional Amount: $(21,000), Expiration Date: April 4, 2025*	(582)
	Coca-Cola Co.
(8)	Exercise Price: $70.00, Notional Amount: $(56,000), Expiration Date: April 4, 2025*	(1,460)
	Colgate-Palmolive Co.
(1)	Exercise Price: $93.00, Notional Amount: $(9,300), Expiration Date: April 4, 2025*	(113)
	Comcast Corp. - Class A
(5)	Exercise Price: $36.50, Notional Amount: $(18,250), Expiration Date: April 4, 2025*	(228)
	ConocoPhillips
(3)	Exercise Price: $102.00, Notional Amount: $(30,600), Expiration Date: April 4, 2025*	(993)
	Costco Wholesale Corp.

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(1)	Exercise Price: $930.00, Notional Amount: $(93,000), Expiration Date: April 4, 2025*	$(2,222)
	CVS Health Corp.
(3)	Exercise Price: $67.00, Notional Amount: $(20,100), Expiration Date: April 4, 2025*	(531)
	Danaher Corp.
(1)	Exercise Price: $205.00, Notional Amount: $(20,500), Expiration Date: April 4, 2025*	(390)
	Deere & Co.
(1)	Exercise Price: $465.00, Notional Amount: $(46,500), Expiration Date: April 4, 2025*	(1,030)
	Eaton Corp. PLC
(1)	Exercise Price: $272.50, Notional Amount: $(27,250), Expiration Date: April 4, 2025*	(540)
	Eli Lilly & Co.
(1)	Exercise Price: $820.00, Notional Amount: $(82,000), Expiration Date: April 4, 2025*	(1,715)
	Emerson Electric Co.
(2)	Exercise Price: $109.00, Notional Amount: $(21,800), Expiration Date: April 4, 2025*	(385)
	Exxon Mobil Corp.
(11)	Exercise Price: $118.00, Notional Amount: $(129,800), Expiration Date: April 4, 2025*	(2,112)
	FedEx Corp.
(1)	Exercise Price: $242.50, Notional Amount: $(24,250), Expiration Date: April 4, 2025*	(463)
	General Electric Co. DBA GE Aerospace
(3)	Exercise Price: $200.00, Notional Amount: $(60,000), Expiration Date: April 4, 2025*	(1,162)
	Gilead Sciences, Inc.
(2)	Exercise Price: $112.00, Notional Amount: $(22,400), Expiration Date: April 4, 2025*	(342)
	Goldman Sachs Group, Inc.
(1)	Exercise Price: $542.50, Notional Amount: $(54,250), Expiration Date: April 4, 2025*	(1,187)
	Home Depot, Inc.
(1)	Exercise Price: $357.50, Notional Amount: $(35,750), Expiration Date: April 4, 2025*	(1,092)
	Honeywell International, Inc.
(2)	Exercise Price: $210.00, Notional Amount: $(42,000), Expiration Date: April 4, 2025*	(830)
	Intel Corp.
(8)	Exercise Price: $23.00, Notional Amount: $(18,400), Expiration Date: April 4, 2025*	(508)

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	International Business Machines Corp.
(2)	Exercise Price: $242.50, Notional Amount: $(48,500), Expiration Date: April 4, 2025*	$(1,585)
	Intuit, Inc.
(1)	Exercise Price: $597.50, Notional Amount: $(59,750), Expiration Date: April 4, 2025*	(2,145)
	Intuitive Surgical, Inc.
(1)	Exercise Price: $490.00, Notional Amount: $(49,000), Expiration Date: April 4, 2025*	(1,300)
	Johnson & Johnson
(4)	Exercise Price: $165.00, Notional Amount: $(66,000), Expiration Date: April 4, 2025*	(818)
	JPMorgan Chase & Co.
(5)	Exercise Price: $242.50, Notional Amount: $(121,250), Expiration Date: April 4, 2025*	(2,437)
	Lockheed Martin Corp.
(1)	Exercise Price: $442.50, Notional Amount: $(44,250), Expiration Date: April 4, 2025*	(785)
	Lowe's Cos., Inc.
(1)	Exercise Price: $227.50, Notional Amount: $(22,750), Expiration Date: April 4, 2025*	(725)
	Mastercard, Inc. - Class A
(2)	Exercise Price: $542.50, Notional Amount: $(108,500), Expiration Date: April 4, 2025*	(2,020)
	McDonald's Corp.
(2)	Exercise Price: $307.50, Notional Amount: $(61,500), Expiration Date: April 4, 2025*	(1,255)
	Medtronic PLC
(3)	Exercise Price: $88.00, Notional Amount: $(26,400), Expiration Date: April 4, 2025*	(716)
	Merck & Co., Inc.
(4)	Exercise Price: $89.00, Notional Amount: $(35,600), Expiration Date: April 4, 2025*	(720)
	Meta Platforms, Inc. - Class A
(3)	Exercise Price: $575.00, Notional Amount: $(172,500), Expiration Date: April 4, 2025*	(3,885)
	Microsoft Corp.
(10)	Exercise Price: $377.50, Notional Amount: $(377,500), Expiration Date: April 4, 2025*	(4,075)
	Mondelez International, Inc. - Class A
(3)	Exercise Price: $68.00, Notional Amount: $(20,400), Expiration Date: April 4, 2025*	(210)
	Morgan Stanley

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(2)	Exercise Price: $115.00, Notional Amount: $(23,000), Expiration Date: April 4, 2025*	$(640)
	Netflix, Inc.
(1)	Exercise Price: $932.50, Notional Amount: $(93,250), Expiration Date: April 4, 2025*	(1,957)
	NextEra Energy, Inc.
(10)	Exercise Price: $71.00, Notional Amount: $(71,000), Expiration Date: April 4, 2025*	(1,060)
	NIKE, Inc. - Class B
(6)	Exercise Price: $63.00, Notional Amount: $(37,800), Expiration Date: April 4, 2025*	(771)
	NVIDIA Corp.
(33)	Exercise Price: $110.00, Notional Amount: $(363,000), Expiration Date: April 4, 2025*	(7,326)
	Oracle Corp.
(3)	Exercise Price: $140.00, Notional Amount: $(42,000), Expiration Date: April 4, 2025*	(1,005)
	Palantir Technologies, Inc. - Class A
(4)	Exercise Price: $85.00, Notional Amount: $(34,000), Expiration Date: April 4, 2025*	(1,148)
	PayPal Holdings, Inc.
(2)	Exercise Price: $65.00, Notional Amount: $(13,000), Expiration Date: April 4, 2025*	(265)
	PepsiCo, Inc.
(3)	Exercise Price: $149.00, Notional Amount: $(44,700), Expiration Date: April 4, 2025*	(728)
	Pfizer, Inc.
(9)	Exercise Price: $25.00, Notional Amount: $(22,500), Expiration Date: April 4, 2025*	(518)
	Philip Morris International, Inc.
(3)	Exercise Price: $155.00, Notional Amount: $(46,500), Expiration Date: April 4, 2025*	(1,290)
	Procter & Gamble Co.
(4)	Exercise Price: $167.50, Notional Amount: $(67,000), Expiration Date: April 4, 2025*	(1,430)
	QUALCOMM, Inc.
(2)	Exercise Price: $152.50, Notional Amount: $(30,500), Expiration Date: April 4, 2025*	(730)
	RTX Corp.
(4)	Exercise Price: $132.00, Notional Amount: $(52,800), Expiration Date: April 4, 2025*	(782)
	S&P 500 Index
(31)	Exercise Price: $5,500.01, Notional Amount: $(17,050,031), Expiration Date: January 28, 2028*	(2,992,786)

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	S&P Global, Inc.
(1)	Exercise Price: $505.00, Notional Amount: $(50,500), Expiration Date: April 4, 2025*	$(860)
	Salesforce, Inc.
(2)	Exercise Price: $270.00, Notional Amount: $(54,000), Expiration Date: April 4, 2025*	(780)
	Southern Co.
(5)	Exercise Price: $91.00, Notional Amount: $(45,500), Expiration Date: April 4, 2025*	(725)
	Starbucks Corp.
(3)	Exercise Price: $98.00, Notional Amount: $(29,400), Expiration Date: April 4, 2025*	(521)
	Target Corp.
(1)	Exercise Price: $104.00, Notional Amount: $(10,400), Expiration Date: April 4, 2025*	(233)
	Tesla, Inc.
(4)	Exercise Price: $262.50, Notional Amount: $(105,000), Expiration Date: April 4, 2025*	(3,780)
	Texas Instruments, Inc.
(2)	Exercise Price: $177.50, Notional Amount: $(35,500), Expiration Date: April 4, 2025*	(900)
	Thermo Fisher Scientific, Inc.
(1)	Exercise Price: $500.00, Notional Amount: $(50,000), Expiration Date: April 4, 2025*	(830)
	TJX Cos., Inc.
(2)	Exercise Price: $117.00, Notional Amount: $(23,400), Expiration Date: April 4, 2025*	(1,045)
	U.S. Bancorp
(3)	Exercise Price: $42.50, Notional Amount: $(12,750), Expiration Date: April 4, 2025*	(120)
	Uber Technologies, Inc.
(5)	Exercise Price: $73.00, Notional Amount: $(36,500), Expiration Date: April 4, 2025*	(740)
	Union Pacific Corp.
(1)	Exercise Price: $232.50, Notional Amount: $(23,250), Expiration Date: April 4, 2025*	(510)
	United Parcel Service, Inc. - Class B
(2)	Exercise Price: $110.00, Notional Amount: $(22,000), Expiration Date: April 4, 2025*	(276)
	UnitedHealth Group, Inc.
(2)	Exercise Price: $517.50, Notional Amount: $(103,500), Expiration Date: April 4, 2025*	(2,395)
	Verizon Communications, Inc.

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(8)	Exercise Price: $45.00, Notional Amount: $(36,000), Expiration Date: April 4, 2025*	$(512)
	Visa, Inc. - Class A
(3)	Exercise Price: $342.50, Notional Amount: $(102,750), Expiration Date: April 4, 2025*	(2,895)
	Walmart, Inc.
(7)	Exercise Price: $85.00, Notional Amount: $(59,500), Expiration Date: April 4, 2025*	(2,222)
	Walt Disney Co.
(3)	Exercise Price: $98.00, Notional Amount: $(29,400), Expiration Date: April 4, 2025*	(534)
	Wells Fargo & Co.
(5)	Exercise Price: $71.00, Notional Amount: $(35,500), Expiration Date: April 4, 2025*	(852)
	TOTAL CALL OPTIONS
	(Proceeds $4,654,427)	(3,116,864)

	PUT OPTIONS — (7.3)%
	S&P 500 Index
(31)	Exercise Price: $6,500.01, Notional Amount: $(20,150,031), Expiration Date: January 28, 2028*	(2,504,299)
	TOTAL PUT OPTIONS
	(Proceeds $1,764,466)	(2,504,299)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $6,418,893)	$(5,621,163)

ETF — Exchange-Traded Fund
PLC — Public Limited Company
REIT — Real Estate Investment Trust

* Non-income producing security.
1 All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $3,818,094, which represents 11.22% of the total net assets of the Fund.
2 Foreign security denominated in U.S. Dollars.
3 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A4

PORTFOLIO COMPOSITION

As of March 31, 2025 (Unaudited)

Country of Investment	Value	Percent of Total Net Assets
Ireland	$1,250,677	3.7%
Switzerland	532,408	1.6%
United States	38,112,134	111.9%
Total Investments	39,895,219	117.2%
Liabilities in Excess of Other Assets	(5,864,807)	(17.2)%
Total Net Assets	$34,030,412	100.0%

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A4

SUMMARY OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	29.2%
Financials	13.9%
Health Care	10.9%
Communications	9.9%
Consumer Discretionary	9.0%
Industrials	8.0%
Consumer Staples	5.9%
Energy	3.5%
Utilities	2.5%
Materials	2.2%
Real Estate	2.0%
Total Common Stocks	97.0%
Purchased Options Contracts	19.1%
Short-Term Investments	1.1%
Total Investments	117.2%
Liabilities in Excess of Other Assets	(17.2)%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A4

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as FLEX Options, are typically valued using a model-based price provided by a third-party pricing service provider. For FLEX Options held by the Fund, on days when a trade occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

First Trust Portfolios L.P., the Fund’s placement agent, is under no duty to verify any valuations of the Fund’s investments.

Note 2 – Fair Value Measurements and Disclosure

ASC 820 - Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

FT Vest Hedged Equity Income Fund: Series A4

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2025 (Unaudited)

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2025:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$33,013,169	$-	$-	$33,013,169
Short-Term Investments	384,827	-	-	384,827
Total Investments	33,397,996	-	-	33,397,996
Purchased Options Contracts	-	6,497,223	-	6,497,223
Total Investments and Options	$33,397,996	$6,497,223	$-	$39,895,219

Liabilities
Written Options Contracts	$124,078	$5,497,085	$-	$5,621,163
Total Options	$124,078	$5,497,085	$-	$5,621,163

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.